Tangible Fixed Assets and Vessels Under Construction	12 Months Ended
Dec. 31, 2021
Tangible Fixed Assets and Vessels Under Construction
Tangible Fixed Assets and Vessels Under Construction

6. Tangible Fixed Assets and Vessels Under Construction

The movements in tangible fixed assets and vessels under construction are reported in the following table:

		Office
		property
		and other
		tangible	Total tangible	Vessels under
	Vessels	assets	fixed assets	construction
Cost
As of January 1, 2020	5,314,348	25,164	5,339,512	203,323
Additions	40,116	11,245	51,361	677,456
Disposals	—	(3,029)	(3,029)	—
Transfer from vessels under construction	747,940	—	747,940	(747,940)
Fully amortized fixed assets	(24,363)	—	(24,363)	—
As of December 31, 2020	6,078,041	33,380	6,111,421	132,839
Additions	16,337	3,839	20,176	483,029
Disposals	(396,271)	—	(396,271)	—
Transfer from vessels under construction	581,952	—	581,952	(581,952)
Fully amortized fixed assets	(14,512)	—	(14,512)	—
As of December 31, 2021	6,265,547	37,219	6,302,766	33,916
Accumulated depreciation
As of January 1, 2020	907,192	5,255	912,447	—
Depreciation	165,411	790	166,201	—
Impairment loss	28,627	—	28,627	—
Fully amortized fixed assets	(24,363)	—	(24,363)	—
As of December 31, 2020	1,076,867	6,045	1,082,912	—
Depreciation	185,035	628	185,663	—
Disposals	(96,818)	—	(96,818)	—
Impairment loss	142,692	—	142,692	10,977
Fully amortized fixed assets	(14,512)	—	(14,512)	—
As of December 31, 2021	1,293,264	6,673	1,299,937	10,977
Net book value
As of December 31, 2020	5,001,174	27,335	5,028,509	132,839
As of December 31, 2021	4,972,283	30,546	5,002,829	22,939

Vessels with an aggregate carrying amount of $4,972,283 as of December 31, 2021 (December 31, 2020: $5,001,174) have been pledged as collateral under the terms of the Group’s credit facilities (Note 13).

On October 26, 2021, GAS-three Ltd. and GAS-ten Ltd. completed the sale and leaseback of the GasLog Shanghai and the GasLog Salem, respectively, with a wholly-owned subsidiary of CDBL (Note 7). During the year ended December 31, 2021, both vessels were initially remeasured at the lower of their carrying amount and fair value less costs to sell and a non-cash impairment loss of $16,853 was recorded for GasLog Salem and subsequently, upon sale, a loss of $1,100 arising from both sale and leaseback transactions was recorded in the consolidated statement of profit or loss.

As of December 31, 2021, a number of negative indicators such as differences between the charter-free market values of the Group’s Steam vessels, as estimated by ship brokers, and their respective carrying amounts, combined with reduced expectations of the rates at which the Group could expect to secure term employment for the remaining economic lives of the Steam vessels and significant uncertainties regarding future demand for such vessels in light of the continued addition of modern, larger and more fuel efficient LNG carriers to the global fleet, influenced management’s strategic decisions and prompted the Group to conclude that events and circumstances triggered the existence of potential impairment of Steam vessels, in accordance with the Group’s accounting policy (Note 2), with no impairment indicators identified with respect to the owned and bareboat TFDE fleet and the owned X-DF fleet as of December 31, 2021.

The recoverable amounts (values in use) for the five Steam vessels owned by the Partnership and the one Steam vessel owned by GasLog (in the table below) were lower than the respective carrying amounts of these vessels and, consequently, an aggregate impairment loss of $125,839 was recognized in the consolidated statement of profit or loss in the year ended December 31, 2021.

	As of and for the year ended
	December 31, 2021
Vessel	Impairment loss	Recoverable amount
Methane Rita Andrea	(23,234)	67,697
Methane Jane Elizabeth	(22,573)	70,149
Methane Lydon Volney	(21,862)	72,684
Methane Alison Victoria	(20,118)	71,587
Methane Shirley Elisabeth	(16,869)	69,069
Methane Heather Sally	(21,183)	75,964
Total	(125,839)	427,150

As of December 31, 2021, the most sensitive and/or subjective assumptions that have the potential to affect the outcome of the impairment assessment for the Steam vessels are the projected charter hire rate used to forecast future cash flows for non-contracted revenue days (the “re-chartering rate”) and the discount rate used. The average long-term re-chartering rate over the remaining useful life of the vessels used in our impairment exercise for the Steam vessels was $35 per day ($40 per day as of December 31, 2020). Increasing/decreasing the average re-chartering rate used by $5 per day would decrease/increase the impairment loss by $50,070. The discount rate used for the Steam vessels was 7.5% (6.4% as of December 31, 2020). Increasing/decreasing the discount rate by 0.5% would increase/(decrease) the impairment loss by $9,798/($10,451), respectively.

Pursuant to the Group's last newbuilding delivery in August 2021, the amounts recognized under "Vessels under construction" mainly comprise construction costs for the purpose of converting one of its owned vessels into an FSRU, including costs of engineering studies and acquired long lead items that enabled the Group to participate in tenders for various FSRU projects. Towards the end of 2021, GasLog was selected to provide a vessel to be acquired by Gastrade after its conversion to an FSRU. As of December 31, 2021, the Group performed an impairment assessment of the historical costs by estimating their recoverable amount. As a result, an impairment loss of $10,977 was recognized for the Group's FSRU conversion costs recognized under "Vessels under construction", with respect to historical costs as of December 31, 2021, from which future economic benefits are no longer expected to flow to the Group.

On October 11, 2016, GasLog LNG Services Ltd. entered into an arrangement whereby it would have access to all long lead items ("LLIs") necessary for the conversion of a GasLog LNG carrier vessel into FSRUs whereby such conversion work would be undertaken by Keppel Shipyard Limited ("Keppel"). GasLog was only obligated to pay for such LLIs if utilized for a GasLog vessel conversion or, if the LLIs had not been utilized in a GasLog vessel conversion within three years from November 2016, the items might be put to GasLog at 85% of the original cost, or GasLog might call for the purchase of such LLIs at 115% of the original cost. On February 7, 2020, GasLog paid $17,625 for the acquisition of such LLIs, following the expiration of the arrangement.

Related to the acquisition of six vessels from a subsidiary of Methane Services Limited ("MSL") in 2014 and another two vessels in 2015, the Group was committed to purchase depot spares from MSL with an aggregate initial value of $8,000 which had all been purchased and paid by June 2020.

In June 2020, GasLog LNG Services Ltd. agreed to sell a low-pressure turbine which was included in Office property and other tangible assets to Egypt LNG Shipping Ltd. to be installed on the Methane Nile Eagle at a price of $2,457. The disposal resulted in a loss of $572.

In April and May 2017, GasLog LNG Services Ltd. entered into agreements in relation to investments in certain of the Partnership’s and GasLog’s vessels, with the aim of enhancing their operational performance. On March 7, 2019, GasLog LNG Services Ltd. and one of the suppliers signed an interim agreement regarding the reimbursement of amounts already paid by the Group in respect of the aforementioned enhancements which were not timely delivered or in the correct contractual condition. In accordance with the terms of the interim agreement, $10,451 has been reimbursed to the Group with realized foreign exchange losses of $773 recorded in consolidated statement of profit or loss in the year ended December 31, 2019.

In January 2018, GAS-twenty eight Ltd. entered into a shipbuilding contract with Samsung for the construction of one LNG carrier (180,000 cbm). The vessel (the GasLog Windsor) was delivered on April 1, 2020.

In March 2018, GAS-thirty one Ltd. entered into a shipbuilding contract with Samsung for the construction of one LNG carrier (180,000 cbm). The vessel (the GasLog Wales) was delivered on May 11, 2020.

In May 2018, GAS-thirty Ltd. entered into a shipbuilding contract with Samsung for the construction of one LNG carrier (180,000 cbm). The vessel (the GasLog Westminster) was delivered on July 15, 2020.

In August 2018, GAS-thirty two Ltd. entered into a shipbuilding contract with Samsung for the construction of one LNG carrier (174,000 cbm). The vessel (the GasLog Georgetown) was delivered on November 16, 2020.

In August 2018, GAS-thirty three Ltd. entered into a shipbuilding contract with Samsung for the construction of one LNG carrier (174,000 cbm). The vessel (the GasLog Galveston) was delivered on January 4, 2021.

In December 2018, GAS-thirty four Ltd. entered into a shipbuilding contract with Samsung for the construction of one LNG carrier (180,000 cbm). The vessel (the GasLog Wellington) was delivered on June 15, 2021.

In December 2018, GAS-thirty five Ltd. entered into a shipbuilding contract with Samsung for the construction of one LNG carrier (180,000 cbm). The vessel (the GasLog Winchester) was delivered on August 24, 2021.

Vessels under construction

As of December 31, 2021, GasLog has the following newbuildings on order at Daewoo Shipbuilding and Marine Engineering Co., Ltd. (“Daewoo”):

	Date of	Estimated	Cargo Capacity
LNG Carrier	agreement	delivery	(Cbm)
Hull No. 2532	November 2021	Q3 2024	174,000
Hull No. 2533	November 2021	Q3 2024	174,000
Hull No. 2534	November 2021	Q3 2025	174,000
Hull No. 2535	November 2021	Q4 2025	174,000

The vessels under construction costs as of December 31, 2020 and 2021 are comprised of:

	As of
	December 31,
	2020	2021
Progress shipyard installments	99,068	—
Onsite supervision costs	1,701	—
Critical spare parts, equipment and other vessel delivery expenses	32,070	22,939
Total	132,839	22,939